Government assistance (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Government Assistance [Abstract]
Government assistance	$ 1,718,000	$ 692,000
Government assistance, aggregate	$ 1,052,514	$ 665,734